Income Taxes (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net cash payments (refunds) for income taxes	$ 45	$ (375)	$ 141
Federal income tax refunds	35	526
Increase in valuation allowance	16
Accruals for interest and penalties	$ 12	$ 9